Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	gni
Entity Registrant Name	GREAT NORTHERN IRON ORE PROPERTIES
Entity Central Index Key	0000043410
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,500,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 154,890,150

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 750,947	$ 668,310
United States Treasury securities (Note 4)	5,108,307	5,013,272
Royalties receivable	7,912,289	6,041,224
Prepaid expenses	2,110	4,519
TOTAL CURRENT ASSETS	13,773,653	11,727,325
NONCURRENT ASSETS
United States Treasury securities (Note 4)	4,759,072	3,025,924
PROPERTIES
Mineral and surface lands (Notes 4 and 5)	39,479,708	39,127,058
Accumulated depletion and amortization	(37,201,777)	(36,614,977)
Subtotal	2,277,931	2,512,081
Building and equipment	316,816	313,831
Accumulated depreciation	(212,560)	(196,069)
Subtotal	104,256	117,762
TOTAL PROPERTIES	2,382,187	2,629,843
TOTAL ASSETS	20,914,912	17,383,092
LIABILITIES AND BENEFICIARIES' EQUITY
Accounts payable and accrued expenses	128,856	111,556
Distributions	8,625,000	5,625,000
TOTAL CURRENT LIABILITIES	8,753,856	5,736,556
NONCURRENT LIABILITIES
Deferred compensation	209,600	181,500
Liability for pension benefits (Note 7)	1,642,113	1,349,314
TOTAL NONCURRENT LIABILITIES	1,851,713	1,530,814
TOTAL LIABILITIES	10,605,569	7,267,370
BENEFICIARIES' EQUITY
Certificate holders' equity, represented by 1,500,000 certificates (shares or units) of beneficial interest authorized and outstanding, and the reversionary interest (Notes 2 and 6)	12,752,340	12,204,529
Accumulated other comprehensive loss (Note 7)	(2,442,997)	(2,088,807)
TOTAL BENEFICIARIES' EQUITY	10,309,343	10,115,722
TOTAL LIABILITIES AND BENEFICIARIES' EQUITY	$ 20,914,912	$ 17,383,092

Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Beneficiaries' equity - authorized	1,500,000	1,500,000
Beneficiaries' equity - outstanding	1,500,000	1,500,000

Statements Of Beneficiaries' Equity (USD $)	Certificate Holders' Equity [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Balance at Dec. 31, 2008	$ 13,662,183	$ (2,587,553)	$ 11,074,630
Comprehensive income:
Net income	11,448,504		11,448,504
Other comprehensive (loss) income:
Net gain (loss) arising during period		265,095	265,095
Amortization of prior service cost		17,469	17,469
Amortization of net loss		266,324	266,324
Total other comprehensive income (loss)			548,888
Total comprehensive income			11,997,392
Distributions declared	(12,000,000)		(12,000,000)
Balance at Dec. 31, 2009	13,110,687	(2,038,665)	11,072,022
Comprehensive income:
Net income	17,468,842		17,468,842
Other comprehensive (loss) income:
Net gain (loss) arising during period		(285,325)	(285,325)
Amortization of prior service cost		17,469	17,469
Amortization of net loss		217,714	217,714
Total other comprehensive income (loss)			(50,142)
Total comprehensive income			17,418,700
Distributions declared	(18,375,000)		(18,375,000)
Balance at Dec. 31, 2010	12,204,529	(2,088,807)	10,115,722
Comprehensive income:
Net income	23,047,811		23,047,811
Other comprehensive (loss) income:
Net gain (loss) arising during period		(678,007)	(678,007)
Amortization of prior service cost		17,469	17,469
Amortization of net loss		306,348	306,348
Total other comprehensive income (loss)			(354,190)
Total comprehensive income			22,693,621
Distributions declared	(22,500,000)		(22,500,000)
Balance at Dec. 31, 2011	$ 12,752,340	$ (2,442,997)	$ 10,309,343

Statements Of Beneficiaries' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Beneficiaries' Equity [Abstract]
Distributions declared per share	$ 15	$ 12.25	$ 8

Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Royalties	$ 26,614,880	$ 20,633,285	$ 14,565,946
Interest earned	48,230	74,734	158,020
Rent and other income	75,429	157,787	102,977
TOTAL REVENUES	26,738,539	20,865,806	14,826,943
EXPENSES
Royalty costs	4,623	4,623	4,623
Real estate and payroll taxes	190,042	169,792	166,572
Inspection and care of properties	596,476	590,463	556,910
Administrative and general	2,280,596	2,018,365	2,048,565
Depreciation and amortization	618,991	613,721	601,769
TOTAL EXPENSES	3,690,728	3,396,964	3,378,439
NET INCOME	$ 23,047,811	$ 17,468,842	$ 11,448,504
WEIGHTED-AVERAGE SHARES OUTSTANDING	1,500,000	1,500,000	1,500,000
BASIC AND DILUTED EARNINGS PER SHARE	$ 15.37	$ 11.65	$ 7.63

Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Cash received from royalties and rents	$ 24,466,594	$ 18,325,585	$ 18,038,369
Cash paid to suppliers and employees	(3,085,319)	(2,916,890)	(2,620,480)
Interest received	20,047	74,076	230,606
NET CASH PROVIDED BY OPERATING ACTIVITIES	21,401,322	15,482,771	15,648,495
INVESTING ACTIVITIES
United States Treasury securities purchased	(8,200,000)	(3,575,000)	(10,000,000)
United States Treasury securities matured	6,400,000	4,525,000	8,900,000
Expenditures for building and equipment	(18,685)	(38,695)	(17,200)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(1,818,685)	911,305	(1,117,200)
FINANCING ACTIVITIES
Distributions paid	(19,500,000)	(16,650,000)	(14,850,000)
NET CASH USED IN FINANCING ACTIVITIES	(19,500,000)	(16,650,000)	(14,850,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	82,637	(255,924)	(318,705)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	668,310	924,234	1,242,939
CASH AND CASH EQUIVALENTS AT END OF YEAR	750,947	668,310	924,234
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income	23,047,811	17,468,842	11,448,504
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	618,991	613,721	601,769
Net periodic pension cost (Note 7)	489,733	413,292	533,190
Pension contribution (Note 7)	(551,124)	(577,839)	(410,000)
Net (increase) decrease in assets:
Accrued interest	(28,183)	(658)	72,586
Royalties receivable	(1,871,065)	(2,465,487)	3,429,446
Prepaid expenses	2,409
Mineral and surface lands	(352,650)		(60,000)
Net increase (decrease) in liabilities:
Accounts payable and accrued expenses	17,300	(600)	7,800
Deferred compensation	28,100	31,500	25,200
NET CASH PROVIDED BY OPERATING ACTIVITIES	$ 21,401,322	$ 15,482,771	$ 15,648,495

Business And Nature Of Operations	12 Months Ended
Dec. 31, 2011
Business And Nature Of Operations [Abstract]
Business And Nature Of Operations

NOTE 1 — BUSINESS AND NATURE OF OPERATIONS

          Great Northern Iron Ore Properties (the "Trust") is presently involved solely with the leasing and maintenance of mineral and nonmineral lands owned by the Trust on the Mesabi Iron Range in northeastern Minnesota. The Trust is a conventional nonvoting trust organized under the laws of the State of Michigan pursuant to a Trust Agreement dated December 7, 1906. Because the Trust properties and offices are all located in Minnesota, the Trust and matters affecting the Trust are under the jurisdiction of the Ramsey County District Court (the "Court") in Saint Paul, Minnesota. Royalties are derived from taconite production and minimums. Royalties (which are not in direct ratio to tonnage shipped) from two significant operating lessees were approximately as follows: 2011 — $13,685,000 and $11,334,000; 2010 — $10,073,000 and $9,167,000; and 2009 — $7,677,000 and $6,569,000.

Trust Termination	12 Months Ended
Dec. 31, 2011
Trust Termination [Abstract]
Trust Termination

NOTE 2 — TRUST TERMINATION

          The terms of the Great Northern Iron Ore Properties Trust Agreement, created December 7, 1906, state that the Trust shall continue for twenty years after the death of the last survivor of eighteen persons named in the Trust Agreement. The last survivor of these eighteen persons died on April 6, 1995. Accordingly, the Trust terminates twenty years from April 6, 1995, that being April 6, 2015.

          At the end of the Trust on April 6, 2015, the certificates of beneficial interest (shares) in the Trust will cease to trade on the New York Stock Exchange and thereafter will represent only the right to receive certain distributions payable to the certificate holders of record at the time of the termination of the Trust. Upon termination, the Trust is obligated to distribute ratably to these certificate holders the net monies remaining in the hands of the Trustees (after paying and providing for all expenses and obligations of the Trust), plus the balance in the Principal Charges account (see Note 6). All other Trust property (most notably the Trust's mineral properties and the active leases) must be conveyed and transferred to the reversioner (currently Glacier Park Company, a wholly owned subsidiary of ConocoPhillips Company) under the terms of the Trust Agreement.

          The exact final distribution, though not determinable at this time, will generally consist of the sum of the Trust's net monies (essentially, total assets less liabilities and properties) and the balance in the Principal Charges account, less any and all expenses and obligations of the Trust upon termination. To offer a hypothetical example, without factoring in any expenses and obligations of the Trust upon its termination, and using the financial statement values as of December 31, 2011, the net monies were approximately $7,927,000 and the Principal Charges account balance was approximately $4,962,000, resulting in a final distribution payable of approximately $12,889,000, or about $8.59 per share. After payment of this final distribution, the certificates of beneficial interest (shares) would be cancelled and have no further value. It is important to note, however, that the actual net monies on hand and the Principal Charges account balance will most likely fluctuate during the ensuing years and will not be "final" until after the termination and wind-down of the Trust. The Trust offers this example to further inform investors about the conceptual nature of the final distribution and does not imply or guarantee a specific known final distribution amount.

Legal Proceedings	12 Months Ended
Dec. 31, 2011
Legal Proceedings [Abstract]
Legal Proceedings

NOTE 3 — LEGAL PROCEEDINGS

          In proceedings commenced in 1972, the Minnesota Supreme Court determined that while by the terms of the Trust, the Trustees are given discretionary powers to convert Trust assets to cash and to distribute the proceeds to certificate holders, they are limited in their exercise of those powers by the legal duty imposed by well-established law of trusts to serve the interests of both the term beneficiaries and the reversionary beneficiary with impartiality. Thus, the Trustees have no duty to exercise the powers of sale and distribution unless required to do so to serve both term and reversionary interests; and, if the need arises, the Trustees may petition the Ramsey County District Court, Saint Paul, Minnesota, for further instructions defining what is required in a particular case to balance the interests of certificate holders and reversioner. Also, the Minnesota Supreme Court, in effect, held that the Trust is a conventional trust, rather than a business trust, and must operate within the framework of well-established trust law.

          By a letter dated March 24, 2011, certificate holders of record as of December 31, 2010, and the reversioner were notified of a hearing on April 20, 2011, in Ramsey County District Court, Saint Paul, Minnesota, for the purpose of settling and allowing the Trust accounts for the year 2010. By Court Order signed and dated April 20, 2011, the 2010 accounts were settled and allowed in all respects. By previous Orders, the Court settled and allowed the accounts of the Trustees for preceding years of the Trust.

          Section 646 of the Tax Reform Act of 1986, as amended, provided a special elective provision under which the Trust was allowed to convert from taxation as a corporation to that of a grantor trust. Pursuant to an Order of the Ramsey County District Court, the Trustees filed the Section 646 election with the Internal Revenue Service on December 30, 1988. On January 1, 1989, the Trust became exempt from federal and Minnesota corporate income taxes. For years 1989 and thereafter, certificate holders are taxed on their allocable share of the Trust's income whether or not the income is distributed. For certificate holder tax purposes, the Trust's income is determined on an annual basis, one-fourth then being allocated to each quarterly record date.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 4 – SIGNIFICANT ACCOUNTING POLICIES

          Cash and Cash Equivalents: The Trust considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

          Securities: United States Treasury securities are classified as held-to-maturity securities and are carried at cost, adjusted for accrued interest and amortization of premium or discount. The aggregate fair values listed in the table below are based on quoted prices in active markets for identical assets (Level 1). Securities recognized as noncurrent assets will mature in 2013. Following is a summary of the securities as of December 31:

	Current		Noncurrent
	2011	2010	2011	2010
Aggregate fair value	$5,094,703	$5,017,250	$4,755,809	$3,014,093
Gross unrealized holding gains	(4,929)	(13,938)	(12,995)	(3,358)
Gross unrealized holding losses	857	—	1,192	4,732
Amortized cost basis	5,090,631	5,003,312	4,744,006	3,015,467
Accrued interest	17,676	9,960	15,066	10,457
Amounts shown on balance sheets	$5,108,307	$5,013,272	$4,759,072	$3,025,924

          Mineral and Surface Lands: Mineral and surface lands are carried at amounts that represent, principally, either costs at acquisition or values on March 1, 1913, net of accumulated amortization. The value of the merchantable ore deposits was established on March 1, 1913, for federal income tax purposes. No value has been estimated or recorded for taconite deposits held on March 1, 1913, since they were not then thought to be merchantable; however, they presently represent all the mining activity on the Trust's properties. Mineral lands are being amortized on the straight-line method over the remaining term of the Trust. The straight-line method of amortization bears close resemblance to the units-of-production method over the remaining term of the Trust and, accordingly, is deemed a reasonable, systematic and rational method to associate expense with the revenues generated from taconite mining. Mineral land amortization amounted to $294,000 in each of the years 2011, 2010 and 2009. Nonmineral lands are also included in this category; however, they represent negligible amounts.

          In addition, surface lands are acquired from time to time to facilitate mining operations (see Note 5). These surface lands are being amortized on a straight-line basis over the remaining term of the Trust based on the values as of the beginning of each fiscal year. Surface lands remaining to be amortized amounted to $1,242,035, $1,533,635 and $1,754,327 as of January 1, 2011, 2010 and 2009, respectively. Surface land amortization amounted to $292,800, $291,600 and $280,692 for the years 2011, 2010 and 2009, respectively.

          Royalties: Royalties from mineral leases (with cancellation terms varying from six months to one year) are taken into income as earned. Earned royalties are based on the taconite tonnage extracted (also referred to as produced or shipped) from the Trust's lands applied to a royalty rate as defined in the various specific and confidential operating agreements (also referred to as leases). Minimum royalties, if required, are current year's rental or minimum royalty income from the lessees to the Trust for holding the leasehold interest. Certain leases provide the steel and mining companies the ability to offset royalties, over the minimum royalty requirements, due on future taconite production, if any and when mined, against unabsorbed minimum royalties paid in prior periods. Accumulated minimum royalties in excess of tons extracted to date amounted to $7,465,119 and $5,070,772 as of December 31, 2011 and 2010, respectively.

          Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

          Earnings per Share: Earnings per share are determined by dividing net income for the period by the number of weighted-average shares of beneficial interest outstanding. Basic and diluted weighted-average shares outstanding were 1,500,000 as of December 31, 2011, 2010 and 2009.

Land Acquisition	12 Months Ended
Dec. 31, 2011
Land Acquisition [Abstract]
Land Acquisition

NOTE 5 – LAND ACQUISITION

          A mining agreement dated January 1, 1959, with U.S. Steel Corporation provides that one-half of annual earned royalties, after satisfaction of minimum royalty payments, shall be applied, in lieu of royalty payments, to reimburse the lessee for a portion of its cost of acquisition of surface lands overlying the leased mineral deposits, which surface lands are then conveyed to the Trustees (see Note 4). The costs of surface lands acquired to facilitate the mining operations amounted to $352,650, $0 and $60,000 for the years 2011, 2010 and 2009, respectively. There are surface lands yet to be purchased, the costs of which are yet unknown and will not be known until the actual purchases are made.

Principal Charges Account	12 Months Ended
Dec. 31, 2011
Principal Charges Account [Abstract]
Principal Charges Account

NOTE 6 – PRINCIPAL CHARGES ACCOUNT

          Pursuant to the Court Order of November 29, 1982, the Trustees were directed to create and maintain an account designated as "Principal Charges." This account constitutes a first and prior lien of certificate holders on any property transferable to the reversioner and reflects an allocation of beneficiaries' equity between the certificate holders and the reversioner. This account is neither an asset nor a liability of the Trust. Rather, this account maintains and represents a balance that will be payable to the certificate holders of record from the reversioner at the end of the Trust. The balance in this account consists of attorneys' fees and expenses of counsel for adverse parties pursuant to the Court Order in connection with litigation commenced in 1972 relating to the Trustees' powers and duties under the Trust Agreement and the costs of homes and surface lands acquired in accordance with provisions of a lease with U.S. Steel Corporation, net of an allowance to amortize the cost of the land based on actual shipments of taconite and net of a credit for disposition of tangible assets. Following is an analysis of this account as of December 31:

	2011	2010
Attorneys' fees and expenses	$1,024,834	$1,024,834
Costs of surface lands	6,606,815	6,254,165
Cumulative shipment credits	(2,297,652)	(2,067,127)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$4,961,873	$4,839,748

          Upon termination of the Trust, the Trustees shall either sell tangible assets or obtain a loan with tangible assets as security to provide monies for distribution to the certificate holders in the amount of the Principal Charges account balance.

Pension Plan	12 Months Ended
Dec. 31, 2011
Pension Plan [Abstract]
Pension Plan

NOTE 7 – PENSION PLAN

          The Trust has a noncontributory defined benefit pension plan that covers all employees. The Trustees are not eligible for pension benefits under the plan based on their services as Trustees. The pension accounting guidance requires employers with pension plans to recognize the funded (or unfunded) status of a plan on the face of the balance sheet. The funded status is determined by comparing the pension plan assets at fair value to the projected (future) benefit obligation.

          A summary of the components of net periodic pension cost and other amounts recognized in other comprehensive income for the years 2011, 2010 and 2009 is as follows:

Net Periodic Pension Cost	2011	2010	2009
Service cost	$279,647	$246,423	$228,934
Interest cost	319,860	318,669	347,550
Expected return on assets	(433,591)	(386,983)	(327,087)
Amortization of net loss	306,348	217,714	266,324
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	489,733	413,292	533,190

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain) arising during the period	678,007	285,325	(265,095)
Amortization of net loss	(306,348)	(217,714)	(266,324)
Amortization of prior service cost	(17,469)	(17,469)	(17,469)
Total loss (gain) recognized in other comprehensive income	354,190	50,142	(548,888)
Total recognized in net periodic pension cost and other comprehensive income	$843,923	$463,434	$(15,698)

          Weighted-average assumptions used in the measurement of the benefit obligation as of December 31 and the net periodic pension cost for the years ended December 31 were:

	2011	2010
Discount rate for benefit obligation	4.15%	4.55%
Discount rate for net periodic pension cost	4.55%	5.05%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	7.00%	7.25%

          The determination of the discount rate is based on a high-quality bond yield curve that approximates the expected cash flow payouts of the plan, coupled with a comparison to the Moody's Long-term Corporate Aa Bond Yield. The determination of the rate of compensation increase is based on historical salary adjustment averages and the Trustees' expectations of future increases. The determination of the expected long-term return on plan assets is based on historical returns of the various asset categories included in the plan's portfolio and a consideration of the Trust's termination date.

          The following table sets forth the change in projected benefit obligation:

	2011	2010
Projected benefit obligation at beginning of year	$7,169,552	$6,450,399
Service cost	279,647	246,423
Interest cost	319,860	318,669
Actuarial loss	419,487	439,396
Benefit payments	(285,335)	(285,335)
Projected benefit obligation at end of year	$7,903,211	$7,169,552

          The following table sets forth the change in the fair value of plan assets:

	2011	2010
Fair value of plan assets at beginning of year	$5,820,238	$4,986,680
Contributions by the Trust	551,124	577,839
Actual return on plan assets	175,071	541,054
Benefit payments	(285,335)	(285,335)
Fair value of plan assets at end of year	$6,261,098	$5,820,238

          The following table sets forth the plan's funded status and amounts recognized in the balance sheets shown as Liability for pension benefits as of December 31:

	2011	2010
Accumulated benefit obligation at end of year	$6,012,647	$5,503,848
Effect of future compensation increases	1,890,564	1,665,704
Projected benefit obligation at end of year	7,903,211	7,169,552
Fair value of plan assets at end of year	6,261,098	5,820,238
Unfunded status at end of year	$1,642,113	$1,349,314

          The following table sets forth the amounts recognized in Accumulated other comprehensive loss as of December 31:

	2011	2010
Net loss	$2,390,592	$2,018,933
Prior service cost	52,405	69,874
Accumulated other comprehensive loss	$2,442,997	$2,088,807

          The net loss and prior service cost amounts that will be amortized from Accumulated other comprehensive loss into net periodic pension cost in 2012 are estimated to be $492,391 and $17,469, respectively.

          The future benefit payments from the plan are estimated to be $289,169 for 2012, $273,584 for 2013, $258,770 for 2014, $809,310 for 2015, and $779,800 for 2016. The future benefit payments from the plan for the period 2017 through 2021, inclusive, are estimated to be $3,612,672, in aggregate. The 2012 contribution to the plan is estimated to approximate $570,000, representing the maximum tax-deductible contribution that is recommended pursuant to the Trust's annual actuarial valuation. However, the actual 2012 contribution will not be determined and finalized until after the completion of the plan's annual actuarial valuation, which is performed as of the plan's fiscal year-end, March 31.

          As of September, 2011, the investment policy of the plan is to have up to approximately 50% invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash. Prior to September, 2011, the investment policy of the plan was to have up to approximately 55% invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash. The equity portfolio strategy is to generate appreciation and growth in the plan's overall value over the long-term with its benchmark being the S&P 500 Index. The debt portfolio strategy is to generate income for the payment of benefits as well as investment diversification with its benchmark being the Barclays Capital Government/Credit Index. The cash portfolio strategy is to provide liquidity for the payment of benefits to current retirees. The fair value measurements are based on quoted prices in active markets for identical assets (Level 1).

          The following table sets forth the plan's weighted-average asset allocations by category as of December 31:

	2011		2010
	Fair Value	%	Fair Value	%
Equity securities	$3,054,602	49%	$3,221,007	55%
Debt securities – U.S. government issues	1,044,798	16	937,925	16
Debt securities – corporate issues	1,864,195	30	1,490,072	26
Cash (money market, accrued income)	297,503	5	171,234	3
Total	$6,261,098	100%	$5,820,238	100%

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

          The Trustees filed an election under Section 646 of the Tax Reform Act of 1986, as amended. As discussed in Note 3, beginning in 1989 the Trust is no longer subject to federal or Minnesota corporate income taxes, provided the requirements of Section 646 are met. The principal requirements are:

•	The Trust must be exclusively engaged in the leasing of mineral properties and activities incidental thereto.

•	The Trust must not acquire any additional property other than permissible acquisitions as provided by Section 646.

          If these requirements are violated, the Trust will be treated as a corporation for the taxable year in which the violation occurs and for all subsequent taxable years. Since the election of Section 646, the Trust has remained in compliance with these requirements.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments [Abstract]
Lease Commitments

NOTE 9 – LEASE COMMITMENTS

          The Trust leases office facilities in Saint Paul, Minnesota. These leases include one-hundred-eighty-day cancellation clauses, contain various renewal options and exclude any contingent rental provisions. Rental expense for these operating leases amounted to $61,823 in each of the years 2011, 2010 and 2009.

Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

NOTE 10 – QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

          The following is a summary of quarterly results of operations (unaudited) for the years ended December 31, 2011 and 2010 (in thousands of dollars, except per share amounts):

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
2011
Royalties	$5,415	$6,543	$6,473	$8,184
Interest and other income	34	29	21	40
Total revenues	5,449	6,572	6,494	8,224
Expenses	954	919	838	980
Net income	$4,495	$5,653	$5,656	$7,244
Earnings per share	$3.00	$3.77	$3.77	$4.83

2010
Royalties	$3,088	$5,257	$6,000	$6,288
Interest and other income	82	32	67	52
Total revenues	3,170	5,289	6,067	6,340
Expenses	849	845	824	879
Net income	$2,321	$4,444	$5,243	$5,461
Earnings per share	$1.55	$2.96	$3.50	$3.64